Equity (Details) - USD ($)								12 Months Ended
		Jun. 26, 2024	Jan. 01, 2024	Nov. 24, 2023	Sep. 05, 2023	May 09, 2023	Apr. 07, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 14, 2025	Sep. 09, 2024	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized								2,000,000	2,000,000
Preferred stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001
Preferred shares, shares issued
Preferred shares, shares outstanding
Voting rights								one
Ordinary shares divided				20,000,000
Description of common stock								On September 4, 2024, the Company effected the increase of the Company’s authorized share capital as from US$200,200 divided into 200,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each; to US$200,700 divided into 200,000,000 Class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”), 500,000 Class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”) and 2,000,000 preferred shares of a par value of US$0.0001 each; by the creation of 500,000 Class B ordinary shares of a par value of US$0.001 each. Class A Shares and Class B Shares shall at all times vote together as one class, and each Class A Share shall be entitled to one (1) vote and each Class B Share shall be entitled to one hundred (100) votes
Ordinary shares vested							200
Share issued price per share (in Dollars per share)						$ 24.8						$ 0.001
Gross proceeds (in Dollars)					$ 20,000,000	$ 60,000,000
Price per share (in Dollars per share)					$ 24.8
Issued additional ordinary shares			16,353
Employee as compensation expenses (in Dollars)		$ 231,909,000								$ 391,000
Warrants expire term								5 years
Public warrants, description								The Company may redeem the Public Warrants: ●in whole and not in part; ●at a price of $0.01 per warrant; ●at any time while the Public Warrants are exercisable; ●upon no less than 30 days’ prior written notice of redemption to each Public Warrant holder; ●if, and only if, the reported last sale price of the Company’s ordinary shares equals or exceeds $18.00 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and ●if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Underwriting agreement, description								The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a capitalization of shares, extraordinary dividend or recapitalization, reorganization, merger or consolidation.
Public warrants outstanding								2,500,000	2,500,000		2,500,000
Issued shares in connection exchange of public rights								250,433
Net profit , percentage								10.00%
Statutory reserve capital percentage								50.00%
Horgos Glary Wisdom [Member]
Class of Stock [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner								49.00%	49.00%
Early Bird Capital [Member]
Class of Stock [Line Items]
Description of fee amendment								Pursuant to the Subscription Agreement, the Company agreed to issue and sell to Mr. Zhang an aggregate of 500,000 Class B Shares of the Company, at par, for an aggregate purchase price of US$500, or US$0.001 per share (the “Share Purchase”)
Share Consolidation [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				2,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001
Ordinary par value (in Dollars per share)				0.001
Share Consolidation [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary par value (in Dollars per share)				$ 0.0001
Ordinary shares divided				20,200
Common stock, shares issued				20,000,000
Share Consolidation [Member] | Ordinary Shares [Member] | Equity [Member]
Class of Stock [Line Items]
Ordinary par value (in Dollars per share)				$ 0.001
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized								200,000,000
Ordinary par value (in Dollars per share)				0.001	$ 0.001	$ 0.001		$ 0.0001
Common stock, shares issued					806,451	2,419,355
Share issued price per share (in Dollars per share)				$ 0.0001
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized	[1]							200,000,000	200,000,000
Ordinary par value (in Dollars per share)	[1]							$ 0.001	$ 0.001
Common stock, shares issued	[1]							10,285,568	10,070,012
Common stock, shares outstanding	[1]							10,285,568	10,070,012
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Additional shares issued									31,766
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized								500,000
Ordinary par value (in Dollars per share)								$ 0.001	$ 0.001
Common stock, shares issued								500,000
Common stock, shares outstanding								500,000
IPO [Member]
Class of Stock [Line Items]
Warrant description								Pursuant to the Initial Public Offering, TKK sold 2,500,000 Units at a purchase price of $100.00 per Unit, inclusive of 300,000 Units sold to the underwriters on August 22, 2018 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one ordinary share, one warrant (“Public Warrant”) and one right (“Public Right”). Each Public Warrant entitles the holder to purchase one-half of one ordinary share at an exercise price of $115.00 per whole share. Each Public Right entitles the holder to receive one-tenth of one ordinary share at the closing of a Business Combination.
IPO [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares issued													6,812,240
Common stock, shares outstanding													6,812,240

[1]	The shares and per share information are presented on a retroactive basis to reflect the reclassification of Class A and Class B ordinary shares (Note 1).